Segment Information (Schedule Of Operating Results By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 273,234		$ 274,044	$ 273,491
Provision for loan losses	63,272		87,080	68,821
Other income (loss)	94,910		74,880	81,190
Other expense	188,317		187,107	188,725
Income (loss) before taxes	116,555		74,737	97,135
Income before income taxes	116,555		74,737	97,135
Income taxes (benefit)	34,415		16,636	22,943
Net income (loss)	82,140		58,101	74,192
Assets	6,972,245		7,282,261	7,040,329
Assets held for sale	382,462	[1]
Loans	4,317,099		4,732,685	4,640,432
Total loans	4,317,099		4,732,685	4,640,432
Deposits	4,465,114		5,095,420	5,188,052
Liabilities held for sale	536,186	[2]
PNB [Member]
Segment Reporting Information [Line Items]
Net interest income	236,282		237,281	236,107
Provision for loan losses	30,220		23,474	22,339
Other income (loss)	90,982		80,512	82,770
Other expense	146,235		144,051	148,048
Income (loss) before taxes	150,809		150,268	148,490
Income before income taxes	150,809		150,268	148,490
Income taxes (benefit)	43,958		47,320	47,032
Net income (loss)	106,851		102,948	101,458
Assets	6,281,747		6,495,558	6,182,257
Loans	4,172,424		4,074,775	3,950,599
Total loans	4,172,424		4,074,775	3,950,599
Deposits	4,611,646		4,622,693	4,670,113
VB [Member]
Segment Reporting Information [Line Items]
Net interest income	27,078		27,867	25,634
Provision for loan losses	31,052		61,407	44,430
Other income (loss)	6,617		(6,024)	(2,047)
Other expense	31,379		31,623	28,091
Income (loss) before taxes	(28,736)		(71,187)	(48,934)
Income before income taxes	(28,736)		(71,187)	(48,934)
Income taxes (benefit)	(6,210)		(25,773)	(18,824)
Net income (loss)	(22,526)		(45,414)	(30,110)
Assets	650,935		791,945	897,981
Assets held for sale	382,462	[1]
Loans	123,883		640,580	677,018
Total loans	123,883		640,580	677,018
Deposits	32		633,432	688,900
Liabilities held for sale	536,186	[2]
All Other [Member]
Segment Reporting Information [Line Items]
Net interest income	9,874		8,896	11,750
Provision for loan losses	2,000		2,199	2,052
Other income (loss)	(2,689)		392	467
Other expense	10,703		11,433	12,586
Income (loss) before taxes	(5,518)		(4,344)	(2,421)
Income before income taxes	(5,518)		(4,344)	(2,421)
Income taxes (benefit)	(3,333)		(4,911)	(5,265)
Net income (loss)	(2,185)		567	2,844
Assets	39,563		(5,242)	(39,909)
Loans	20,792		17,330	12,815
Total loans	20,792		17,330	12,815
Deposits	$ (146,564)		$ (160,705)	$ (170,961)

[1]	The assets held for sale represent the loans and other assets at Vision Bank that will be sold in the first quarter of 2012.
[2]	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that will be sold in the first quarter of 2012.